INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Financial information of associates (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Assets	$ 295,591,236	$ 366,903,925
Liabilities	264,769,577	327,432,278
Equity	30,821,659	39,471,647	$ 35,439,557	$ 33,348,269
Income	37,274,770	39,064,493	38,468,156
Expenses	32,405,637	33,395,991	33,836,540
Net income for the year	4,869,133	5,668,502	$ 4,631,616
Associates [member]
Disclosure of associates [line items]
Assets	12,415,610	10,852,576
Liabilities	8,777,410	7,885,767
Equity	3,638,200	2,966,809
Income	8,221,124	6,597,151
Expenses	7,185,356	5,750,592
Net income for the year	1,035,768	846,559
Gas Natural de Lima y Callao S.A. Calidda [member]
Disclosure of associates [line items]
Assets	6,733,310	4,958,317
Liabilities	4,832,852	3,554,154
Equity	1,900,458	1,404,163
Income	3,459,381	2,754,051
Expenses	3,016,832	2,403,065
Net income for the year	442,549	350,986
Gases del Caribe S.A. [member]
Disclosure of associates [line items]
Assets	3,608,541	3,361,896
Liabilities	2,547,812	2,359,061
Equity	1,060,729	1,002,835
Income	3,049,998	2,477,609
Expenses	2,678,762	2,110,599
Net income for the year	371,236	367,010
Credibanco S.A. [member]
Disclosure of associates [line items]
Assets	416,819	357,829
Liabilities	189,622	153,552
Equity	227,197	204,277
Income	283,294	251,731
Expenses	258,230	243,861
Net income for the year	25,064	7,870
Redeban Multicolor S.A. [member]
Disclosure of associates [line items]
Assets	981,505	1,656,658
Liabilities	817,262	1,521,056
Equity	164,243	135,602
Income	363,785	306,253
Expenses	331,105	287,864
Net income for the year	32,680	18,389
A.C.H Colombia S.A. [member]
Disclosure of associates [line items]
Assets	215,653	172,286
Liabilities	120,605	77,996
Equity	95,048	94,290
Income	245,030	190,069
Expenses	148,782	117,628
Net income for the year	96,248	72,441
Aerocali S.A. [member]
Disclosure of associates [line items]
Assets	106,967	56,639
Liabilities	45,969	38,936
Equity	60,998	17,703
Income	247,929	158,042
Expenses	188,515	124,348
Net income for the year	59,414	33,694
Colombiana de Extrusion S.A. Extrucol [member]
Disclosure of associates [line items]
Assets	100,728	106,137
Liabilities	59,658	62,918
Equity	41,070	43,219
Income	160,587	117,736
Expenses	151,815	109,304
Net income for the year	8,772	8,432
ADL Digital Lab SAS [member]
Disclosure of associates [line items]
Assets	63,442	35,441
Liabilities	38,620	23,634
Equity	24,822	11,807
Income	57,360	36,328
Expenses	44,344	30,196
Net income for the year	13,016	6,132
Servicios de Identidad Digital S.A.S [member]
Disclosure of associates [line items]
Assets	25,995	15,126
Liabilities	4,846	3,159
Equity	21,149	11,967
Income	754	118
Expenses	22,101	17,007
Net income for the year	(21,347)	(16,889)
Energia Eficiente S.A. [member]
Disclosure of associates [line items]
Assets	106,493	94,128
Liabilities	80,168	67,732
Equity	26,325	26,396
Income	271,988	258,315
Expenses	267,999	262,310
Net income for the year	3,989	(3,995)
Metrex S.A. [member]
Disclosure of associates [line items]
Assets	54,170	35,347
Liabilities	39,743	23,312
Equity	14,427	12,035
Income	79,880	45,352
Expenses	74,959	43,179
Net income for the year	4,921	2,173
Concentra Inteligencia en Energia S.A.S. [member]
Disclosure of associates [line items]
Assets	1,987	2,772
Liabilities	253	257
Equity	1,734	2,515
Income	1,138	1,547
Expenses	1,912	1,231
Net income for the year	(774)	316
Joint ventures [member]
Disclosure of associates [line items]
Assets	104,729	97,538
Liabilities	96,345	92,390
Equity	8,384	5,148
Income	8,473	20,513
Expenses	5,168	17,376
Net income for the year	3,305	3,137
Joint ventures [member] | Renting Automayor S.A. [member]
Disclosure of associates [line items]
Assets	104,729	97,538
Liabilities	96,345	92,390
Equity	8,384	5,148
Income	8,473	20,513
Expenses	5,168	17,376
Net income for the year	$ 3,305	$ 3,137